NET INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share Reconciliation [Abstract]
Net income	$ 63,802	$ 42,269	$ 117,397	$ (37,375)
Net income attributable to noncontrolling interest	375	141	329	(182)
Redeemable Preferred Stock dividend	38,552	34,426	71,393	64,120
NET INCOME ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC	$ 24,875	$ 7,702	$ 45,675	$ (101,313)
Weighted-average common shares outstanding:
Basic	153,321,585	153,303,505	153,305,176	153,303,498
Effect of dilutive securities	19,131,263	792,841	4,239,642
Diluted	172,452,848	154,096,346	157,544,818	153,303,498
Basic net income (loss) per ordinary share	$ 0.16	$ 0.05	$ 0.30	$ (0.66)
Diluted net income (loss) per ordinary share	$ 0.14	$ 0.05	$ 0.29	$ (0.66)
Anti-dilutive securities not included in calculation of earnings per share	0			26,960,954